Litigation (Details) $ in Thousands, € in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Litigation disclosures
Litigation Settlement Terms	On February 28, 2023, FINMA announced the conclusion of its enforcement proceedings against Credit Suisse in connection with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable Swiss supervisory laws in this context with regard to risk management and appropriate operational structures. While FINMA recognized that Credit Suisse has already taken extensive organizational measures based on its own investigation into the SCFF matter, particularly to strengthen its governance and control processes, and FINMA is supportive of these measures, the regulator has ordered certain additional remedial measures. These include a requirement that the most important (approximately 500) business relationships must be reviewed periodically and holistically at the Executive Board level, in particular for counterparty risks, and that Credit Suisse must set up a document defining the responsibilities of approximately 600 of its highest-ranking managers. FINMA will appoint an audit officer to assess compliance with these supervisory measures. Separate from the enforcement proceeding regarding Credit Suisse, FINMA has opened four enforcement proceedings against former managers of Credit Suisse.	On February 28, 2023, FINMA announced the conclusion of its enforcement proceedings against Credit Suisse in connection with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable Swiss supervisory laws in this context with regard to risk management and appropriate operational structures. While FINMA recognized that Credit Suisse has already taken extensive organizational measures based on its own investigation into the SCFF matter, particularly to strengthen its governance and control processes, and FINMA is supportive of these measures, the regulator has ordered certain additional remedial measures. These include a requirement that the most important (approximately 500) business relationships must be reviewed periodically and holistically at the Executive Board level, in particular for counterparty risks, and that Credit Suisse must set up a document defining the responsibilities of approximately 600 of its highest-ranking managers. FINMA will appoint an audit officer to assess compliance with these supervisory measures. Separate from the enforcement proceeding regarding Credit Suisse, FINMA has opened four enforcement proceedings against former managers of Credit Suisse.	On February 28, 2023, FINMA announced the conclusion of its enforcement proceedings against Credit Suisse in connection with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable Swiss supervisory laws in this context with regard to risk management and appropriate operational structures. While FINMA recognized that Credit Suisse has already taken extensive organizational measures based on its own investigation into the SCFF matter, particularly to strengthen its governance and control processes, and FINMA is supportive of these measures, the regulator has ordered certain additional remedial measures. These include a requirement that the most important (approximately 500) business relationships must be reviewed periodically and holistically at the Executive Board level, in particular for counterparty risks, and that Credit Suisse must set up a document defining the responsibilities of approximately 600 of its highest-ranking managers. FINMA will appoint an audit officer to assess compliance with these supervisory measures. Separate from the enforcement proceeding regarding Credit Suisse, FINMA has opened four enforcement proceedings against former managers of Credit Suisse.
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr	SFr 1,539
Increases in litigation accruals | SFr	1,907
Decreases in litigation accruals | SFr	(347)
Decreases for settlement and other cash payments | SFr	(1,999)
Foreign exchange translation | SFr	72
Balance at end of period | SFr	1,172
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,200
Mozambique matter | United States Department of Justice (DOJ) | Penalty, basic [Member]
Litigation disclosures
of which fines		$ 175,500
Mozambique matter | United States Department of Justice (DOJ) | Penalty, disgorgement [Member]
Litigation disclosures
of which fines		34,000
Mozambique matter | United States Department of Justice (DOJ) | Penalty, pre-judgment interest [Member]
Litigation disclosures
of which fines		65,000
Mozambique matter | United States Department of Justice (DOJ) | Penalty, final [Member]
Litigation disclosures
of which fines		175,600
Mozambique matter | US Department of Justice, the New York State Department of Financial Services, the Board of Governors of the US Federal Reserve System and the SEC
Litigation disclosures
of which fines		275,000
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		97,000
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		28,000
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party		$ 394,000
Percentage of RMBS issued by third party underwritten by CSS LLC	23.00%	23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 92,000
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | United States Department of Justice (DOJ)
Litigation disclosures
Litigation, Increase of Consumer Relief per Annum	5.00%	5.00%	5.00%
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | New Jersey Attorney General (NJAG) | Superior Court of New Jersey, Chancery Diivision, Mercer County (SCNJ)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 495,000
RMBS issued and underwritten by entity, number	13	13	13
Litigation unpaid principal balance of RMBS		$ 10,000,000
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		121,000		$ 287,000
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas supreme court | Minimum
Litigation disclosures
Estimated damages		212,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		500,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		730,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		374,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		436,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		420,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		495,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Minnesota state court | Minimum
Litigation disclosures
Estimated damages		206,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5, 2006-6 and 2006-7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		936,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3, 2006-4 and 2006-5 | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 500,000
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs	200	200	200
Credit Suisse AG | Customer acount matters, against former relationship manager | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages		$ 130,000
Credit Suisse AG | Litigation Bulgarian former clients matter | Swiss Federal Criminal Court
Litigation disclosures
Estimated damages | SFr	SFr 19
of which fines | SFr	2
Seized client assets | SFr	12
Credit Suisse AG | Cross border private banking matters | French state | Penalty, final [Member]
Litigation disclosures
Amount of damages paid to the plaintiff | €			€ 115.0
Credit Suisse AG | Cross border private banking matters | Parquet National Financier [Member] | Penalty, final [Member]
Litigation disclosures
Fines, judgments and settlements paid | €			123.0
of which disgorgement | €			65.6
of which fines | €			57.4
Net litigation provisions recorded | SFr	159
Credit Suisse Services (USA) LLC [Member] | Communications recordkeeping matter | Securities and Exchange Commission (SEC) and US Commodity Futures Trading Commission (CFTC) | Penalty, final [Member]
Litigation disclosures
of which fines		125,000
Credit Suisse Group AG, Credit Suisse AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - foreign exchange trading business | European Commission
Litigation disclosures
of which fines | €			83.3
Credit Suisse Group AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - SSA bonds trading business | European Commission
Litigation disclosures
of which fines | €			€ 11.9
CSSEL, CSI, Credit Suisse AG, London Branch | Mozambique matter | UK Financial Services Authority
Litigation disclosures
Debt Relief		200,000
of which fines		200,000
Credit Suisse Life Bermuda Ltd [Member] | Customer acount matters, against former relationship manager | Supreme Court of Bermuda
Litigation disclosures
Estimated damages		607,350
Credit Suisse Life Bermuda Ltd [Member] | Mozambique matter | US District Court for the Eastern District of New York (EDNY) | Penalty, final [Member]
Litigation disclosures
of which restitution		22,600
Credit Suisse Securities (USA) LLC and Credit Suisse International | Communications recordkeeping matter | Securities and Exchange Commission (SEC) and US Commodity Futures Trading Commission (CFTC) | Penalty, final [Member]
Litigation disclosures
of which fines		$ 75,000
Bank | Pending Litigation
Litigation provisions
Balance at beginning of period | SFr	1,533
Increases in litigation accruals | SFr	1,849
Decreases in litigation accruals | SFr	(341)
Decreases for settlement and other cash payments | SFr	(1,990)
Foreign exchange translation | SFr	74
Balance at end of period | SFr	1,125
Bank | Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Bank | Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 900